Property and Equipment (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 981,421	$ 0
Depreciation expense	$ 14,595